As filed with the Securities and Exchange Commission on May 22, 2025

File Nos. 333-271770

811-23876

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

   Pre-Effective Amendment No.   _______   [ ]

   Post-Effective Amendment No.    43    [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.     51    [X]

GRAYSCALE FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

290 HARBOR DRIVE, STAMFORD, CT 06902

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 668-1427

David LaValle

Grayscale Advisors, LLC

290 Harbor Drive, 4th Floor

Stamford, CT 06902

(Name and Address of Agent for Service of Process)

With Copy to:

J. Stephen Feinour, Jr., Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7081	Shawn A. Hendricks, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on May 29, 2025 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on [Date] pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 43 to the Registrant Statement, relating only to the Grayscale Artificial Intelligence ETF (the “Fund”), a series of the Registrant, is being filed for the sole purpose of designating May 29, 2025 as the new date upon which Post-Effective Amendment No. 22, as filed on March 11, 2025 (Accession No. 0001680359-25-000140) (“PEA 22”), shall become effective.

This Amendment incorporates by reference the information contained in Parts A, B and C of PEA 22.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Resignation Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Stamford and the State of Connecticut, on the 22nd day of May 2025.

GRAYSCALE FUNDS TRUST
(Registrant)

By:	/s/ David LaValle
David LaValle

Signature	Title	Date
	Trustee, President and Principal Executive Officer	May 22, 2025
/s/ David LaValle
David LaValle

/s/ Edward McGee	Trustee, Treasurer and Principal Financial Officer	May 22, 2025
Edward McGee

/s/ James E. Farmer III*	Trustee	May 22, 2025
James E. Farmer III

/s/ Richard M. Goldman*	Trustee	May 22, 2025
Richard M. Goldman

/s/ Donna M. Milia*	Trustee	May 22, 2025
Donna M. Milia

/s/ Craig Salm	Secretary	May 22, 2025
Craig Salm

*By:	/s/ Craig Salm
Craig Salm Attorney-in-Fact (Pursuant to Power of Attorney dated January 23, 2024, filed with Pre-Effective Amendment No. 4 on February 20, 2024)